Issued share capital, share premium account and share options - Share price (Details) Options in Millions	12 Months Ended
	Mar. 31, 2025 Options € / shares	Mar. 31, 2024 Options € / shares	Mar. 31, 2023 Options € / shares
Disclosure of classes of share capital [line items]
Closing share price	€ 18.63	€ 21.06	€ 14.95
Number of options exercisable | Options	0.2	0.2	1.7
Number of options exercised | Options	0.4	1.4	4.1
Share options and LTIP grants
Disclosure of classes of share capital [line items]
Number of options exercised | Options	1.0	1.4	4.1
Minimum
Disclosure of classes of share capital [line items]
Share price during period	€ 13.41	€ 13.96	€ 10.09
Maximum
Disclosure of classes of share capital [line items]
Share price during period	21.8	21.49	15.76
Average
Disclosure of classes of share capital [line items]
Share price during period	€ 18.14	€ 17.09	€ 13.2